Note 17 - Commitments And Contingent Liabilities (Details Textual) ¥ in Thousands, $ in Thousands	48 Months Ended	131 Months Ended
	Mar. 31, 2017 JPY (¥)	Mar. 31, 2017 USD ($)	Apr. 30, 2013 JPY (¥)
May 2006, January 2007, January 2008 and January 2015 Agreements [Member]
Payments to Acquire Investments		$ 14,917
Contractual Obligation		20,000
May 2006, January 2007, January 2008 and January 2015 Agreements [Member] | Investment Per Fund [Member]
Contractual Obligation		$ 5,000
April 2013 Agreement [Member]
Payments to Acquire Investments | ¥	¥ 89,804
Contractual Obligation | ¥			¥ 100,000